UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06115

THE SINGAPORE FUND, INC.
(Exact name of registrant as specified in charter)

c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey		07302
(Address of principal executive offices)		(Zip code)

John J. O’Keefe The Singapore Fund, Inc. c/o Daiwa Securities Trust Company One Evertrust Plaza Jersey City, New Jersey 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 915-3054

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended January 31, 2012 is filed herewith.

The Singapore Fund, Inc.

Portfolio of Investments

January 31, 2012 (unaudited)

COMMON STOCKS—98.69%

Shares		Value

SINGAPORE—98.69%
Banks—21.70%
480,000	DBS Group Holdings Ltd.	$5,196,964
1,834,641	Oversea-Chinese Banking Corp. Ltd.	12,607,201
855,397	United Overseas Bank Ltd.	11,851,845
		29,656,010
Communications - Media—0.92%
422,000	Singapore Press Holdings Ltd.	1,250,995

Conglomerate—6.23%
164,400	Jardine Matheson Holdings Ltd.	8,515,920

Diversified—3.51%
70,000	Jardine Strategic Holdings Ltd.	2,181,200
1,037,000	WBL Corp. Ltd.	2,618,394
		4,799,594
Diversified Financial—4.65%
1,034,000	Hong Leong Finance Ltd.	1,900,279
857,000	Singapore Exchange Ltd.	4,451,059
		6,351,338
Electrical Products & Computers—1.07%
2,013,000	CSE Global Ltd.	1,463,708

Electronic Components—2.95%
700,000	Venture Corp. Ltd.	4,038,354

Food, Beverage, Tobacco—6.68%
1,000,000	BreadTalk Group Ltd.	447,463
1,600,000	Fraser & Neave Ltd.	8,680,783
		9,128,246
Health & Personal Care—2.87%
3,500,000	Eu Yan Sang International Ltd.	1,887,735
1,150,000	Raffles Medical Group Ltd.	2,030,763
		3,918,498
Industrial—3.79%
2,200,000	Singapore Technologies Engineering Ltd.	5,185,777

Property Development—13.44%
1,169,000	Bukit Sembawang Estates Ltd.	4,007,199
948,000	City Developments Ltd.	7,468,861
669,000	Hongkong Land Holdings, Ltd.	3,445,350
2,700,000	Wheelock Properties (Singapore) Ltd.	3,451,858
		18,373,268

See accompanying notes to financial statements.

1

Real Estate Investment Trust—3.38%
3,260,000	CDL Hospitality Trusts		4,623,652

Shipyards—11.90%
1,208,500	Keppel Corp. Ltd.		10,477,207
1,456,000	Sembcorp Marine Ltd.		5,782,118
			16,259,325
Telecommunications—4.53%
2,500,000	Singapore Telecommunications Ltd.		6,192,569

Transport Services—3.74%
2,700,000	ComfortDelGro Corp. Ltd.		3,203,755
2,440,000	Singapore Post Ltd.		1,900,919
			5,104,674
Transportation - Air—4.98%
1,200,000	SATS Ltd.		2,195,765
520,000	Singapore Airlines Ltd.		4,612,066
			6,807,831
Wholesale Distribution—2.35%
2,500,000	FJ Benjamin Holdings Ltd.		669,197
62,000	Jardine Cycle & Carriage Ltd.		2,544,898
			3,214,095

Total Common Stocks (Cost—$116,088,398)			134,883,854

TIME DEPOSITS—0.11%

Principal
Amount
(000)			Value

U.S. DOLLAR —0.11%
$153	JPMorgan Chase Bank, 0.05%, due 2/1/12 (Cost—$152,976)		152,976

Total Investments—98.80% (Cost—$116,241,374)			135,036,830

Other assets less liabilities—1.20%			1,645,273

NET ASSETS
	(Applicable to 9,996,765 shares of capital stock outstanding; equivalent to $13.67 per share)	—100.00%	$136,682,103

See accompanying notes to financial statements.

2

Fair Value Measurements - In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value.  The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements).  The guidance establishes three levels of fair value hierarchy as follows:

Level 1 — Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 — Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

Level 3 — Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement.  However, the determination of what constitutes “observable” requires significant judgment by the Fund’s Manager.  The Fund’s Manager considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

The following is a summary of the inputs used as of January 31, 2012 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 — Quoted Prices	$135,036,830
Level 2 — Other Significant Observable Inputs	—
Level 3 — Significant Unobservable Inputs	—

Total	$135,036,830

As all assets of the Fund are classified as Level 1, no reconciliation of Level 3 assets as of January 31, 2012 is presented. During the period ended January 31, 2012, there were no significant transfers in or out of Level 1 and Level 2 fair value measurements and there were no significant changes to fair valuation methodologies.

All portfolio holdings designated as Level 1 are disclosed individually in the Portfolio of Investments (“POI”).  Please refer to the POI for industry specifics of the portfolio holdings.

For federal income tax purposes, the cost of securities owned at January 31, 2012 was $116,165,855, excluding short-term interest-bearing investments.  At January 31, 2012, the net unrealized appreciation on investments, excluding short-term securities, of $18,717,998 was composed of gross appreciation of $23,336,819 for those investments having an excess of value over cost, and gross depreciation of $4,618,821 for those investments having an excess of cost over value.

Item 2. Controls and Procedures.

a)              The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act  of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)), as of the Evaluation Date.

b)             There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)), that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)          Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Singapore Fund, Inc.

By	\s\ John J. O’Keefe
John J. O’Keefe, Principal Financial Officer

Date: February 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	\s\ John J. O’Keefe	Date: February 9, 2012
John J. O’Keefe, Principal Financial Officer

By	\s\ Alan Goodson	Date: February 9, 2012
Alan Goodson, Principal Executive Officer